PRIVATE LOANS - Schedule of Credit Ratings For Private Loans (Details) - Private Loan - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 9,407	$ 8,415
A or higher
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,108	2,148
BBB
Financing Receivable, Credit Quality Indicator [Line Items]
Total	1,728	1,342
BB and below
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,884	2,918
Unrated
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 2,687	$ 2,007